Share-based compensation - Summary of Obligation Under Deferred Share and Other Plans (Detail) shares in Thousands, $ in Millions	Oct. 31, 2020 CAD ($) shares	Oct. 31, 2019 CAD ($) shares
Disclosure of Terms and Conditions of Share-based Payment Arrangement [Line Items]
Units | shares	25,154	24,588
Carrying amount | $	$ 2,327	$ 2,607
Deferred share unit plans [member]
Disclosure of Terms and Conditions of Share-based Payment Arrangement [Line Items]
Units | shares	5,221	5,288
Carrying amount | $	$ 486	$ 562
Capital Markets compensation plan unit awards [member]
Disclosure of Terms and Conditions of Share-based Payment Arrangement [Line Items]
Units | shares	9,560	8,820
Carrying amount | $	$ 874	$ 937
Performance deferred share award plans [member]
Disclosure of Terms and Conditions of Share-based Payment Arrangement [Line Items]
Units | shares	5,860	5,621
Carrying amount | $	$ 550	$ 597
Deferred compensation plans [member]
Disclosure of Terms and Conditions of Share-based Payment Arrangement [Line Items]
Units | shares	2,685	3,072
Carrying amount | $	$ 250	$ 326
Other share-based plans [member]
Disclosure of Terms and Conditions of Share-based Payment Arrangement [Line Items]
Units | shares	1,828	1,787
Carrying amount | $	$ 167	$ 185